Investment in Real Estate-Related Loan and Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment in Real Estate-Related Loan [Abstract]
Investments in Real Estate-Related Loans and Securities
Investments in Real Estate-Related Loans and Securities
Loans that the Company has the intent and ability to hold for the foreseeable future are classified as held for investment. Originated loans are recorded at amortized cost, or outstanding unpaid principal balance less net deferred loan fees. Net deferred loan fees include unamortized origination and other fees charged to the borrower less direct incremental loan origination costs incurred by the Company. Purchased loans are recorded at amortized cost, or unpaid principal balance plus purchase premium or less unamortized discount. Costs to purchase loans are expensed as incurred.
Interest income is recognized based upon contractual interest rate and unpaid principal balance of the loans. Net deferred loan fees on originated loans are deferred and amortized as adjustments to interest income over the expected life of the loans using the effective yield method. Premium or discount on purchased loans are amortized as adjustments to interest income over the expected life of the loans using the effective yield method. When a loan is prepaid, prepayment fees and any excess of proceeds over the carrying amount of the loan are recognized as additional interest income.
Loans that are past due 90 days or more as to principal or interest, or where reasonable doubt exists as to timely collection, are generally considered nonperforming and placed on nonaccrual. Interest receivable is reversed against interest income when loans are placed on nonaccrual status. Interest collected on a nonaccrual loan is either recognized as income on a cash basis or applied as a reduction to the loan’s carrying value, depending on the ultimate collectability of the loan. Loans may be restored to accrual status when all principal and interest are current and full repayment of the remaining contractual principal and interest are reasonably assured.
Unrealized gain/loss on floating rate debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.
Loans are considered to be impaired when it is probable that the Company will not be able to collect all amounts due in accordance with contractual terms, including consideration of the underlying collateral value. As of June 30, 2021, each of the Company’s real-estate related loans was performing in accordance with its contractual terms and management has not established an allowance for loan losses.
6. Investments in Real Estate-Related Loans and Securities
During the six months ended June 30, 2021, the Company sold $3.9 million of floating-rate CMBS, received principal payments of $0.2 million on floating-rate CMBS and recognized a gain of $1.0 million as a result of the sales. For the six months ended June 30, 2021, the Company recognized $0.3 million of interest income related to such floating-rate CMBS.
During the six months ended June 30, 2020, the Company invested $29.4 million into floating-rate CMBS and recognized $0.4 million of interest income related to such floating-rate CMBS.
The following table details the Company’s CMBS activity for the six months ended June 30, 2021:

Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms	Trade Date	Face Amount	Beginning Balance 12/31/20	Purchases	Sales / Principal Payments	Unrealized Gain / (Loss) (2)	Ending Balance 6/30/21	Realized Gain / (Loss) (3)
BX 2020 BXLP G	Industrial Paper	L+2.50%	12/15/29	Principal due at maturity	01/23/20	$5,827,000	$5,727,361	$—	$(166,637)	$126,545	$5,687,269	—
CGDB 2019 MOB F	Medical Office Mortgage Loans	L+2.55%	11/15/36	Principal due at maturity	02/04/20	4,000,000	3,861,200	—	—	87,200	3,948,400	—
BX 2019 IMC G	International Markets Center and AmericasMart Atlanta	L+3.60%	4/15/34	Principal due at maturity	03/19/20	3,700,000	3,320,380	—	—	328,930	3,649,310	—
BHMS 2018 ATLS D	Atlantis Paradise Island Resort	L+2.25%	7/15/35	Principal due at maturity	03/20/20	1,998,000	1,960,837	—	(699,300)	(261,338)	1,000,199	289,710
BHMS 2018 ATLS E	Atlantis Paradise Island Resort	L+3.00%	7/15/35	Principal due at maturity	03/30/20	1,550,000	1,505,980	—	—	41,075	1,547,055	—
BX 2020 VIVA D	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	3,287,374	3,285,402	—	(2,745,925)	(539,477)	—	570,470
BX 2020 VIVA E	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	2,319,018	2,193,095	—	(446,786)	8,684	1,754,993	120,485
CGCMT 2020-WSS F	WoodSpring Suites Extended Stay Hotel	L+2.71%	2/16/27	Principal due at maturity	07/08/20	3,160,000	2,859,340	—	—	124,682	2,984,022	—

						$25,841,392	$24,713,595	$—	$(4,058,648)	$(83,699)	$20,571,248	$980,665

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of June 30, 2021 and December 31, 2020, one-month LIBOR was equal to 0.10% and 0.14%, respectively.
(2)
Unrealized gain/loss on debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.

(3)	Realized gain/loss is included in other income (expense) on the consolidated statement of operations.
The following table details the Company’s CMBS activity for the six month
s
 ended June 30, 2020:

Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms	Trade Date	Face Amount	Beginning Balance 12/31/19	Purchases	Sales / Principal Payments	Unrealized Gain / (Loss) (2)	Ending Balance 6/30/20	Realized Gain / (Loss) (3)
BX 2020 BXLP G	Industrial Paper	L+2.50%	12/15/29	Principal due at maturity	01/23/20	$10,827,000	$—	$10,827,000	$—	$(487,215)	$10,339,785	—
CGDB 2019 MOB F	Medical Office Mortgage Loans	L+2.55%	11/15/36	Principal due at maturity	02/04/20	4,000,000	—	4,005,000	—	(264,600)	3,740,400	—
BXMT 2020 FL 2	Commercial Real Estate Collateralized Loan Obligation	L+1.95%	2/16/37	Principal due at maturity	01/31/20	4,000,000	—	4,000,000	—	(359,168)	3,640,832	—
BX 2019 IMC G	International Markets Center and AmericasMart Atlanta	L+3.60%	4/15/34	Principal due at maturity	03/19/20	3,700,000	—	2,493,923	—	493,841	2,987,764	—
BHMS 2018 ATLS D	Atlantis Paradise Island Resort	L+2.25%	7/15/35	Principal due at maturity	03/20/20	1,998,000	—	1,399,098	—	347,526	1,746,624	—
BHMS 2018 ATLS E	Atlantis Paradise Island Resort	L+3.00%	7/15/35	Principal due at maturity	03/30/20	1,550,000	—	999,750	—	314,259	1,314,009	—
BX 2020 VIVA D	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	4,680,982	—	3,901,172	—	288,602	4,189,774	—
BX 2020 VIVA E	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	2,319,018	—	1,787,375	—	187,990	1,975,365	—

						$33,075,000	$—	$29,413,318	$—	$521,235	$29,934,553	—

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of June 30, 2020 and December 31, 2019, one-month LIBOR was equal to 0.16% and 1.76%, respectively.
(2)
Unrealized gain/loss on debt security investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.

(3)	Realized gain/loss is included in other income (expense) on the consolidated statement of operations.

The following table details the Company’s real estate-related loan investments as of June 30, 2021 and December 31, 2020:

						As of June 30, 2021
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount/ Origination Fees	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2022	Principal due at maturity	$1.525 billion (3)	$25,000,000	$—	$25,000,000
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(206,666)	24,793,334
111 Montgomery	The 111 Montgomery Street Condominium Brooklyn, New York	L+7.00%	February 2024	Principal due at maturity	none	2,729,835	(39,575)	2,690,260
The Avery Senior Loan	The Avery Condominium San Francisco, California	L+7.30%	February 2024	Principal due at maturity	none	8,981,021	(95,249)	8,885,772
The Avery Mezzanine Loan	The Avery Condominium San Francisco, California	L+12.50%	February 2024	Principal due at maturity	$200.1 million (5)	2,044,580	(21,366)	2,023,214

						$63,755,436	$(362,856)	$63,392,580

						As of December 31, 2020
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2021	Principal due at maturity	$1.525 billion (3)	$25,000,000	$—	$25,000,000
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(249,029)	24,750,971

						$50,000,000	$(249,029)	$49,750,971

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of June 30, 2021 and December 31, 2020, one-month LIBOR was equal to 0.10% and 0.14%, respectively.
(2)	Neither investment is subject to delinquent principal or interest as of June 30, 2021 or December 31, 2020.
(3)	The Atlantis Mezzanine Loan is subordinate to a first mortgage loan of $1.20 billion and a $325 million senior mezzanine loan.
(4)	The IMC / AMC Bond Investment is subordinate to a $1.15 billion first mortgage on properties owned by IMC and a $493 million first mortgage on properties owned by AMC.
(5)	The Avery Mezzanine Loan is subordinate to an Oaktree Capital Management first mortgage commitment of $200.1 million.
On February 2, 2021, the Company funded $4.1 million to acquire a first mortgage loan investment (the “Montgomery Loan”) in the 111 Montgomery Condominium, a 156 unit condominium tower located in Brooklyn, New York. The Montgomery Loan is secured by the 111 Montgomery Condominium development and bears interest at a floating rate of 7.0% over the one-month
LIBOR).
On February 21, 2021, the Company funded $10.3 million to acquire a first mortgage loan investment (the “Avery Senior Loan”) in the Avery Condominium, a 548 unit condominium and luxury apartment tower located in San Francisco, California. The Avery Senior Loan is secured by the Avery Condominium development and bears interest at a floating rate of 7.3% over the one-month
LIBOR.
On February 21, 2021, the Company funded $2.3 million to acquire a mezzanine mortgage loan investment (the “Avery Mezzanine Loan”) in the Avery Condominium, a 548 unit condominium and luxury apartment tower located in San Francisco, California. The Avery Mezzanine Loan is secured by the Avery Condominium development and bears interest at a floating rate of 12.5% over the one-month
LIBOR.
On June 14, 2019, the Company acquired a $25 million principal amount of a second loss mezzanine loan (the “Atlantis Mezzanine Loan”) by assuming ownership of a special purpose vehicle from an affiliate of Oaktree and contemporaneously borrowed under the Company’s Line of Credit to finance the investment. The Atlantis Mezzanine Loan is secured by the equity interests of the entity owning Atlantis Paradise Island Resort, a 2,917 room oceanfront resort located on Paradise Island in the Bahamas.
On July 8, 2021, the borrower on the Atlantis Mezzanine Loan exercised the option to extend the initial maturity of the loan by 12 months from July 2021 to July 2022. The borrower continues to have the option to extend the maturity of the loan by three additional
12-month
periods, provided there has not been an event of default. The Atlantis Mezzanine Loan bears interest at a floating rate of 6.67% over the one-month
LIBOR, subject to an interest rate increase in the event the borrower exercises its fourth 12-month extension
option.
On September 4, 2019, the Company acquired a $25 million principal amount of bonds (the “IMC/AMC Bond Investment”) collateralized by a term loan (the “Term Loan”) by assuming ownership of a special purpose vehicle from an affiliate of Oaktree and contemporaneously borrowed $25 million under the Company’s Line of Credit to finance the investment. The Term Loan is cross-collateralized by and senior to equity interests of the owners in International Markets Center (“IMC”) and AmericasMart Atlanta (“AMC”). IMC and AMC are two of the leading national furniture showroom companies with a combined 14.4 million square feet of showroom space located in Las Vegas, Nevada, High Point, North Carolina and Atlanta, Georgia. The Term Loan matures in December 2023. The IMC/AMC Bond Investment bears interest at a floating rate of 6.15% over the one-month London
Interbank Offered Rate.

6. Investments in Real Estate-Related Loans and Securities
The following table details the Company’s commercial mortgage backed securities activity for the year ended December 31, 2020:

Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms	Trade Date	Face Amount	Beginning Balance 12/31/19	Purchases	Sales	Unrealized Gain / (Loss) (2)	Ending Balance 12/31/20	Realized Gain / (Loss) (3)
BX 2020 BXLP G	Industrial Paper	L+2.50%	12/15/29	Principal due at maturity	01/23/20	$10,827,000	$—	$10,784,627	$(5,000,000)	$(57,266)	$5,727,361	$(154,435)
CGDB 2019 MOB F	Medical Office Mortgage Loans	L+2.55%	11/15/36	Principal due at maturity	02/04/20	4,000,000	—	4,005,000	—	(143,800)	3,861,200	—
BXMT 2020 FL 2	Commercial Real Estate Collateralized Loan Obligation	L+1.95%	2/16/37	Principal due at maturity	01/31/20	4,000,000	—	4,000,000	(4,000,000)	—	—	(130,000)
BX 2019 IMC G	International Markets Center and AmericasMart Atlanta	L+3.60%	4/15/34	Principal due at maturity	03/19/20	3,700,000	—	2,511,539	—	808,841	3,320,380	—
BHMS 2018 ATLS D	Atlantis Paradise Island Resort	L+2.25%	7/15/35	Principal due at maturity	03/20/20	1,998,000	—	1,408,342	—	552,495	1,960,837	—
BHMS 2018 ATLS E	Atlantis Paradise Island Resort	L+3.00%	7/15/35	Principal due at maturity	03/30/20	1,550,000	—	1,006,970	—	499,010	1,505,980	—
BX 2020 VIVA D	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	4,680,982	—	3,905,526	(1,160,567)	540,443	3,285,402	220,595
BX 2020 VIVA E	MGM Grand and Mandalay Bay Resort and Casino Las Vegas	3.67%	3/9/44	Principal due at maturity	05/05/20	2,319,018	—	1,790,168	—	402,927	2,193,095	—
CGCMT 2020-WSS E	WoodSpring Suites Extended Stay Hotel	L+ 2.41%	2/16/27	Principal due at maturity	07/08/20	1,839,000	—	1,466,235	(1,466,235)	—	—	208,324
CGCMT 2020-WSS F	WoodSpring Suites Extended Stay Hotel	L+2.71%	2/16/27	Principal due at maturity	07/08/20	3,160,000	—	2,419,063	—	440,277	2,859,340	—

						$38,074,000	$—	$33,297,470	$(11,626,802)	$3,042,927	$24,713,595	$144,484

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of December 31, 2020 and 2019, one-month LIBOR was equal to 0.14% and 1.76%, respectively.
(2)
Unrealized gains/(losses) on investments are determined using price quotations provided by independent third party valuation firms and are included in other income (expense) on the consolidated statement of operations.

(3)	Realized gains on investments are included in other income (expense) on the consolidated statement of operations.

The Company did not have any commercial mortgage backed securities activity for the year ended December 31, 2019.
The following table details the Company’s real estate-related loan investments as of December 31, 2020 and 2019:

						As of December 31, 2020
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2021	Principal due at maturity	$1.525 billion (3)	$25,000,000	$—	$25,000,000
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(249,029)	24,750,971

						$50,000,000	$(249,029)	$49,750,971

						As of December 31, 2019
Investment	Collateral	Interest Rate (1)	Maturity Date	Payment Terms (2)	Prior Liens	Face Amount	Unamortized Discount	Carrying Amount
Atlantis Mezzanine Loan	Atlantis Paradise Island Resort	L+6.67%	July 2021	Principal due at maturity	$1.525 billion (3)	$25,000,000	$(367,510)	$24,632,490
IMC/AMC Bond Investment	International Markets Center AmericasMart Atlanta	L+6.15%	December 2023	Principal due at maturity	$1.643 billion (4)	25,000,000	(334,691)	24,665,309

						$50,000,000	$(702,201)	$49,297,799

(1)	The term “L” refers to the one-month US dollar-denominated London Interbank Offer Rate (“LIBOR”). As of December 31, 2020 and 2019, one-month LIBOR was equal to 0.14% and 1.76%, respectively.
(2)	Neither investment is subject to delinquent principal or interest as of December 31, 2020 or December 31, 2019.
(3)	The Atlantis Mezzanine Loan is subordinate to a first mortgage loan of $1.20 billion and a $325 million senior mezzanine loan.
(4)	The IMC / AMC Bond Investment is subordinate to a $1.15 billion first mortgage on properties owned by IMC and a $493 million first mortgage on properties owned by AMC.
On June 14, 2019, the Company acquired a $25 million principal amount of a second loss mezzanine loan (the “Atlantis Mezzanine Loan”) by assuming ownership of a special purpose vehicle from an affiliate of Oaktree and contemporaneously borrowed under the Company’s Line of Credit to finance the investment. The Atlantis Mezzanine Loan is secured by the equity interests of the entity owning Atlantis Paradise Island Resort, a 2,917 room oceanfront resort located on Paradise Island in the Bahamas.